Document And Entity Information - shares	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2020
Document And Entity Information [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	WINS Finance Holdings Inc.
Document Period End Date	Jun. 30, 2019
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		19,837,642
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0001640251
Current Fiscal Year End Date	--06-30
Entity Voluntary Filers	No
Trading Symbol	WINS
Title of 12(b) Security	Ordinary Shares, par value $.0001 per share